Capital - Summary of Dividend Declared and Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Dividends Declared And Paid [Abstract]
Dividends declared per common share	$ 1.78	$ 1.62
Dividends declared	$ 861	$ 797
Dividends reinvested	(27)	(24)
Dividends paid	$ 834	$ 773